Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Financial assets
Amortized cost securities		$ 65,471	$ 71,610
Residential mortgages		287,033	280,672
Personal		47,866	46,681
Credit card		21,581	20,551
Business and government	[1]	237,416	214,305
Financial liabilities
Business and government		457,284	435,499
Bank		26,723	20,009
Secured borrowings		65,978	56,455
Subordinated indebtedness		7,819	7,465
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities		65,409	70,702
Residential mortgages		287,325	279,802
Personal		46,774	45,750
Credit card		20,651	19,682
Business and government		235,232	212,523
Financial liabilities
Personal		77,924	87,852
Business and government		197,574	196,297
Bank		8,737	9,420
Secured borrowings		65,383	55,418
Subordinated indebtedness		8,091	7,698
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities		64,642	69,961
Financial liabilities
Personal		73,757	82,620
Business and government		193,978	191,616
Bank		8,737	9,420
Secured borrowings		62,356	50,546
Subordinated indebtedness		8,091	7,698
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities		767	741
Residential mortgages		287,325	279,802
Personal		46,774	45,750
Credit card		20,651	19,682
Business and government		235,232	212,523
Financial liabilities
Personal		4,167	5,232
Business and government		3,596	4,681
Secured borrowings		$ 3,027	$ 4,872

[1]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.